Expense Example, No Redemption {- Fidelity Municipal Income Fund} - 12.31 Fidelity Municipal Income Fund - AMCIZ PRO-08 - Fidelity Municipal Income Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor Municipal Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 476
3 Years	639
5 Years	816
10 Years	1,327
Fidelity Advisor Municipal Income Fund: Class M
Expense Example, No Redemption:
1 Year	475
3 Years	633
5 Years	805
10 Years	1,305
Fidelity Advisor Municipal Income Fund: Class C
Expense Example, No Redemption:
1 Year	156
3 Years	483
5 Years	834
10 Years	1,824
Fidelity Advisor Municipal Income Fund: Class I
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	665
Fidelity Advisor Municipal Income Fund: Class Z
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530